Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Registrant Name	ACCELERANT HOLDINGS
Entity Incorporation, State or Country Code	E9
Entity Address, Country	KY
Entity File Number	001-42765
Entity Tax Identification Number	98-1753044
Entity Address, Address Line One	Unit 106, Windward 3
Entity Address, Address Line Two	Regatta Office Park
Entity Address, Address Line Three	West Bay Road
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
City Area Code	345
Local Phone Number	743-4611
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common shares,$0.0000011951862 par value per share
Trading Symbol	ARX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Central Index Key	0001997350
Amendment Flag	false